Risk management, derivative instruments and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2019
Risk management, derivative instruments and concentrations of risk
Schedule of interest rate swap agreements

As of June 30, 2019, the following interest rate swap agreements were outstanding:

			Fair
			value
	Interest		carrying		Fixed
	rate	Notional	amount		interest
(in thousands of U.S. dollars)	index	amount	liability	Term	Rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$126,553	(3,969)	Sept 2026	2.8%
$385 million facility swaps (2)	LIBOR	$63,826	(3,364)	Jan 2026	2.9%
$385 million facility swaps (2)	LIBOR	$63,826	(3,015)	Oct 2025	2.8%
$385 million facility swaps (2)	LIBOR	$63,826	(2,767)	Jan 2026	2.7%
$385 million facility swaps (2)	LIBOR	$63,826	(2,522)	Jan 2026	2.7%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of June 30, 2019
Interest rate swaps	$—	$—	$(2,199)	$(13,438)
As of December 31, 2018
Interest rate swaps	$1,199	$—	$(259)	$(2,438)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and six months ended June 30, 2019.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Six months ended
	June 30, 2019		June 30, 2019
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(113)	$—	$(112)	$—
Amortization of amount excluded from hedge effectiveness	224	—	468	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(248)	54	(475)	117
Settlement of cash flow hedge	—	—	199	—
Total gains (losses) on derivative instruments	$(137)	$54	$80	$117

The following effects of cash flow hedges relating to interest rate swaps are included in total gains (losses) on derivative instruments in the consolidated statements of income for the three and six months ended June 30, 2018.

	Three months ended	Six months ended
	June 30,	June 30,
(in thousands of U.S. dollars)	2018	2018
Interest rate swaps:
Ineffective portion of cash flow hedge	$(21)	$22
Amortization of amount excluded from hedge effectiveness	779	1,581
Reclassification from accumulated other comprehensive income	(214)	(428)
Unrealized gains (losses)	544	1,175
Realized gains (losses)	—	—
Total gains (losses) on derivative instruments	$544	$1,175

Schedule of effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income
	Before tax	Tax benefit	Accumulated OCI:	Earnings
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	Interest expense	Tax benefit
Accumulated OCI as of December 31, 2018	$(5,902)	565	$(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(625)	—	(625)
Effective portion of unrealized loss on cash flow hedge	(12,896)	—	(12,896)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	112		112	(112)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	475	(117)	358	(475)	117
Other comprehensive income for period	(12,934)	(117)	(13,051)
Accumulated OCI as of June 30, 2019	$(18,836)	448	$(18,388)
Gain (loss) reclassified to earnings				$(587)	$117

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income ("OCI") is as follows as of and for the period ended June 30, 2018.

	Cash Flow Hedge
		Tax
	Before tax gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	4,144	—	4,144	4,144
Reclassification of amortization of cash flow hedge to earnings	428	(165)	263	263
Other comprehensive income for period	4,572	(165)	4,407	4,407
Balance as of June 30, 2018	$960	699	1,659	$1,659